Investment Objectives and Goals	May 29, 2026
Corgi 0-3 Month T-Bill ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi 0-3 Month T-Bill ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi 0-3 Month T-Bill ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correlate generally to the price and yield performance of an index that tracks the 0-3 month sector of the United States Treasury Bill market.
Corgi 3-12 Month T-Bill ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi 3-12 Month T-Bill ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi 3-12 Month T-Bill ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correlate generally to the price and yield performance of an index that tracks the 3-12 month sector of the United States Treasury Bill market.
Corgi 1-3 Year Treasury Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi 1-3 Year Treasury Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi 1-3 Year Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correlate generally to the price and yield performance of an index that tracks the 1-3 year sector of the United States Treasury securities market.
Corgi 3-7 Year Treasury Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi 3-7 Year Treasury Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi 3-7 Year Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correlate generally to the price and yield performance of an index that tracks the 3-7 year sector of the United States Treasury securities market.
Corgi 1-5 Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi 1-5 Year Investment Grade Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi 1-5 Year Investment Grade Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities between one and five years.
Corgi 0-5 Year High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi 0-5 Year High Yield Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi 0-5 Year High Yield Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years.